Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
Note 16 – Subsequent Events

Williston Basin

In February 2012 we entered into a Water Treatment Agreement with McFall Incorporated, a construction and logistics firm operating in the Williston Basin.  Under the agreement, we agreed to deploy one of our Mobile Water Treatment Systems to locations in the Williston Basin to decontaminate water emitted from drilling operations.  The agreement had an initial term of 5 years.   Following our execution of the Water Treatment Agreement, we formed Williston Basin I, LLC, a Nevada limited liability company (“WBI”), and in March 2012 we sold 4,000 membership units to 19 accredited investors, raising a total of $1,350,000.  As the holder of 60% of the membership of WBI, we were entitled to 60% of its net profit and distributable assets.  WBI intended use the proceeds from the offering principally for the acquisition of the assets required for the performance of the Water Treatment Agreement.

Upon further review and consideration, we determined that our efforts to treat drilling mud did not allow us to take full advantage of our proprietary DAF system.  Accordingly, we have proposed to McFall Incorporated that we amend our existing agreement related to the treatment of drilling mud, and instead direct our efforts in the treatment of fracking water prior to disposal into underground wells.  We have entered into an agreement with an operator of several disposal wells in the Williston Basin, have delivered treatment equipment to their site in anticipation of treating frack production water that is currently being delivered to their site, but is too contaminated for disposal into their wells without treatment.  As well, we are developing certain testing and treatment protocols so that our testing activities are properly and accurately aligned with those required and customary in the oil and gas industry.  It is our intention that this project will demonstrate our capabilities in the Williston Basin region.

Related to this change of business focus, on November 26, 2012 we completed the repurchase of all outstanding membership interests in WBI.  In return for their membership interests and the release of WBI from any future claims, we offered the members the option of receiving a pro-rata share of the remaining capital invested into WBI, or they could assign their rights to their remaining capital to Sionix in return for a convertible note issued by Sionix equal to 100% of their original investment. The pro-rata share calculation did not include Sionix's interest in WBI. The cash available for distribution totaled $854,046 or 63.3% of the original investment of $1,350,000. We returned $569,649 of the original capital invested, representing an original investment of $900,000, and issued convertible notes in the amount of $450,000 and received $284,397 of the remaining capital. The convertible notes issued mature on September 30, 2014, bear an annual interest rate of 10% payable in cash or in kind at our election, and are convertible at the election of the holder into common shares of Sionix at a rate of $0.04. As part of this offering, we paid a placement agent a fee of $45,000 for services rendered to us in connection with this transaction.

Lawsuit with Former Chairman and Chief Executive Officer

On October 24, 2012 our former Chairman and Chief Executive Officer, James. R. Currier, filed in the Superior Court of the State of Arizona in and for the County of Maricopa a legal action against us entitled “James R. Currier v. Sionix Corporation, a Nevada corporation." Mr. Currier's complaint contained claims alleging Breach of Contract, Breach of Implied Covenant of Good Faith and Fair Dealing, Wage Claim, Negligent Misrepresentation and Fraud. The allegations in the complaint relate to his resignation from his position as Chief Executive Officer, and from the board as its Chairman and as a member.  The parties are in the process of working to resolve Mr. Currier's claims, which will likely result in the dismissal of the lawsuit in the near future.